SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 70,615	$ 76,033	$ 68,679
Operating income (loss)	(627)	6,539	5,434
Depreciation and amortization	(3,067)	(2,799)	(2,768)
Bargain purchase gain	0	209	0
Impairment	(1,927)	(994)	(206)
Capital expenditures	3,572	3,305	2,819
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(627)	6,539	5,434
Income from investments in associates and joint ventures	347	652	448
Financing costs - net	(1,652)	(2,210)	(875)
(Loss) / income before taxes	(1,932)	4,981	5,007
Income tax expense (benefit)	459	(349)	432
Net (loss) / income (including non-controlling interests)	(2,391)	5,330	4,575
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	18,478	20,145	17,893
Operating income (loss)	(1,259)	1,889	1,185
Depreciation and amortization	(570)	(522)	(518)
Bargain purchase gain		0
Impairment	(1,300)	0	0
Capital expenditures	727	669	466
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(1,259)	1,889	1,185
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	6,927	7,041	6,571
Operating income (loss)	846	1,356	697
Depreciation and amortization	(274)	(298)	(293)
Bargain purchase gain		0
Impairment	0	(86)	0
Capital expenditures	328	244	263
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	846	1,356	697
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	37,487	40,247	35,825
Operating income (loss)	(1,107)	1,632	2,359
Depreciation and amortization	(1,256)	(1,195)	(1,201)
Bargain purchase gain		209
Impairment	(525)	(908)	0
Capital expenditures	1,353	1,336	1,143
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(1,107)	1,632	2,359
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	6,487	7,506	7,323
Operating income (loss)	(25)	1,094	508
Depreciation and amortization	(364)	(311)	(313)
Bargain purchase gain		0
Impairment	(102)	0	(206)
Capital expenditures	513	534	427
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(25)	1,094	508
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	1,165	1,009	985
Operating income (loss)	1,215	860	991
Depreciation and amortization	(448)	(418)	(416)
Bargain purchase gain		0
Impairment	0	0	0
Capital expenditures	480	485	495
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	1,215	860	991
Other and Intersegment sales
Disclosure of operating segments [abstract]
Sales	353	307	303
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(5,872)	(6,062)	(5,320)
Operating income (loss)	(2)	(45)	(18)
Capital expenditures	0
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	(2)	(45)	(18)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	77	187	104
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	1,186	1,670	1,184
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	234	241	383
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	350	455	298
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	3,672	3,202	3,048
Other
Disclosure of operating segments [abstract]
Sales	71	85	82
Operating income (loss)	(295)	(247)	(288)
Depreciation and amortization	(155)	(55)	(27)
Bargain purchase gain		0
Impairment	0	0	0
Capital expenditures	171	37	25
Reconciliation From Operating Income [Abstract]
Operating (loss)/income	$ (295)	$ (247)	$ (288)